INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 28,120,004		$ 35,592,215
Acquisition costs of operating limited partnerships	3,948,286		4,811,644
Cumulative distributions from operating limited partnerships	(177,101)		(204,969)
Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)		(3,521,265)
Cumulative losses from operating limited partnerships	(29,346,121)		(36,677,625)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)		(384,641)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	655,610		938,709
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(28,772,360)		(32,626,477)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	346,239		453,386
Cumulative impairment loss in investments in operating limited partnerships	2,545,068		3,521,265
Other	574,810		669,725
Equity per operating limited partnerships' combined financial statements	(25,054,462)	(25,054,462)	(27,567,808)	(27,567,808)
Series Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,325,904		5,389,239
Acquisition costs of operating limited partnerships	492,293		736,066
Cumulative distributions from operating limited partnerships	(13,146)		(22,130)
Cumulative impairment loss in investments in operating limited partnerships	(151,618)		(369,919)
Cumulative losses from operating limited partnerships	(3,653,433)		(5,733,256)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(24,042)		(80,244)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,753,015)		(6,554,370)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	26,232		43,771
Cumulative impairment loss in investments in operating limited partnerships	151,618		369,919
Other	151,588		202,362
Equity per operating limited partnerships' combined financial statements	(4,447,619)	(4,447,619)	(6,018,562)	(6,018,562)
Series Ten [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,452,486		3,657,956
Acquisition costs of operating limited partnerships	349,011		384,746
Cumulative distributions from operating limited partnerships	(31,287)		(31,287)
Cumulative impairment loss in investments in operating limited partnerships	(457,341)		(457,341)
Cumulative losses from operating limited partnerships	(3,312,869)		(3,554,074)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(1,908)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,593,274)		(3,477,406)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	24,187		24,187
Cumulative impairment loss in investments in operating limited partnerships	457,341		457,341
Other	124,182		135,281
Equity per operating limited partnerships' combined financial statements	(2,987,564)	(2,987,564)	(2,862,505)	(2,862,505)
Series Eleven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,266,357		5,468,694
Acquisition costs of operating limited partnerships	727,835		765,909
Cumulative distributions from operating limited partnerships	(54,407)		(54,407)
Cumulative impairment loss in investments in operating limited partnerships	(282,491)		(282,491)
Cumulative losses from operating limited partnerships	(5,657,294)		(5,897,705)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)		(6,867)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,915,654)		(4,552,756)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163		101,163
Cumulative impairment loss in investments in operating limited partnerships	282,491		282,491
Other	389,689		406,405
Equity per operating limited partnerships' combined financial statements	(4,149,178)	(4,149,178)	(3,769,564)	(3,769,564)
Series Twelve [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	4,633,863		5,430,816
Acquisition costs of operating limited partnerships	557,807		691,480
Cumulative distributions from operating limited partnerships	(6,661)		(8,581)
Cumulative impairment loss in investments in operating limited partnerships	(102,414)		(185,348)
Cumulative losses from operating limited partnerships	(5,082,595)		(5,928,367)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(17,229)		(33,153)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	158,916		177,104
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,302,487)		(6,646,523)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	151,809		168,031
Cumulative impairment loss in investments in operating limited partnerships	102,414		185,348
Other	32,248		53,168
Equity per operating limited partnerships' combined financial statements	(5,874,329)	(5,874,329)	(6,096,025)	(6,096,025)
Series Fourteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	11,441,394		15,645,510
Acquisition costs of operating limited partnerships	1,821,340		2,233,443
Cumulative distributions from operating limited partnerships	(71,600)		(88,564)
Cumulative impairment loss in investments in operating limited partnerships	(1,551,204)		(2,226,166)
Cumulative losses from operating limited partnerships	(11,639,930)		(15,564,223)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(215,916)		(262,469)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	496,694		761,605
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,207,930)		(11,395,422)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	42,848		116,234
Cumulative impairment loss in investments in operating limited partnerships	1,551,204		2,226,166
Other	(122,897)		(127,491)
Equity per operating limited partnerships' combined financial statements	$ (7,595,772)	$ (7,595,772)	$ (8,821,152)	$ (8,821,152)